Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes

5. Income taxes

The Company is subject to taxation in Italy, as well as in the U.S., due to the Company’s wholly owned American subsidiary. Taxation in Italy includes the standard corporate income tax (“IRES”) and a regional business tax (“IRAP”). Taxation in the U.S. includes federal corporate income tax, as well as state and local taxes. Taxes are recorded on an accrual basis. They therefore represent the allowances for taxes paid or to be paid for the year, calculated according to the current rates enacted and applicable laws. In the future, the Company may be taxed in various other countries where it may have permanent establishments, as applicable.

For the year ending December 31, 2025, due to the tax loss position reported, no income taxes were due in Italy, while in the U.S., there was no material tax charge.

For the year ending December 31, 2024, due to the tax loss position reported, no income taxes were due in Italy or the U.S., although the subsidiary in the U.S. had an immaterial tax charge.

For the year ending December 31, 2023, due to the tax loss position reported, no income taxes were due in Italy or the U.S.

The Company uses the asset and liability method of accounting for deferred income taxes. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities, measured at tax rates expected to be enacted at the time of their reversals. These temporary differences primarily relate to net operating losses carried forward available to offset future taxable income.

At each reporting date, the Company considers existing evidence, both positive and negative, that could impact its view with regard to future realization of deferred tax assets. In consideration of the start-up status of the Company, a valuation allowance has been established to offset the deferred tax assets, as the related realization is currently uncertain. In the future, should the Company conclude that it is more likely than not that the deferred tax assets are partially or fully realizable, the valuation allowance will be reduced to the extent of such expected realization, and the corresponding amount will be recognized as income tax benefit in the Company’s Consolidated Statements of Operations and Comprehensive Loss.

The Company recognizes tax liabilities arising from an uncertain tax position if it is more likely than not that the tax position would be upheld upon examination by the taxing authorities, based on the technical merits. There are no uncertain tax positions that have been recognized in the accompanying consolidated financial statements. For the Company, the prior five years of tax returns (2021-2025) are potentially subject to audit, for the subsidiary in the U.S., the open years for tax examination are 2023, 2024, and 2025.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. A reconciliation of the Company’s tax provisions is summarized as follows:

	At December 31,
	2025	2024	2023
	(in Euros)
Income taxes at Italy statutory rate	€(2,325,858)	€(2,037,277)	€(2,794,909)
Permanent differences	126,200	(39,935)	309,512
Other	8,743	71,627	(171,032)
Federal income tax for Genenta Science, Inc.	108,004	(62,825)	(89,910)
Change in valuation allowance	2,082,911	2,068,410	2,746,339
Total provision expense for income taxes	€-	€-	€-

Significant components of the Company’s net deferred tax assets are summarized as follows:

	At December 31,
	2025	2024	2023
	(in Euros)
Deferred tax assets
Net operating loss carryforwards	€16,084,600	€13,876,117	€11,772,870
Other temporary differences	4,558	130,130	150,347
Allowance for corporate equity	481,071	481,071	495,692
Total deferred tax assets	16,570,239	14,487,319	12,418,909
Valuation allowance	(16,570,239)	(14,487,319)	(12,418,909)
Net deferred tax assets	€-	€-	€-

At December 31, 2025, 2024, and 2023, the Company believes there are no significant differences concerning its deferred tax assets and its relevant components, compared to the computations of the preceding periods.

In 2011, the Italian tax authorities issued a set of rules that modified the previous treatment of tax loss carryforwards. According to the applicable law, all existing tax loss carry forwards will never expire, but they can offset only 80% of the taxable income of the year. The rules do not affect the tax loss carryforward that refers to the start-up period, defined as the first three years of operations starting from the inception of the Company.

The following table shows the amount of deferred tax assets that can be carried forward indefinitely and used without limitation or with the limit of 80% of taxable income generated in Italy, as provided by Legislative Decree 98/2011:

	At December 31,
	2025	2024	2023
	(in Euros)
No expiration date	€5,487,085	€5,487,085	€5,487,085
No expiration date - DL 98/2011	61,371,643	51,680,567	43,191,915
Total	€66,858,728	€57,167,652	€48,679,000

The Company has analyzed its tax position by determining the amount of tax losses that can be carried forward indefinitely and has decided to accrue an allowance for related deferred tax assets as the Company is in a situation of pre-revenues that is destined to remain in the long run, and there is no certainty of the future recoverability of such tax losses through tax relevant incomes. Future taxable profits for the Company depend on the manufacture of marketable drugs following the successful completion of the clinical trials. Since the Company’s clinical trials are still in an early phase, the time frame and uncertainties regarding the outcome of the completion justify the full allowance of deferred tax assets.